Stock Award (Details) ¥ in Millions														12 Months Ended
	Sep. 04, 2025 shares	Aug. 08, 2025 shares	Mar. 19, 2025 shares	Jun. 18, 2024 shares	Sep. 18, 2023 shares	Jul. 12, 2023 shares	Jul. 01, 2023 shares	May 15, 2023 shares	May 05, 2023 shares	Apr. 29, 2023 shares	Jan. 10, 2023 shares	May 10, 2022 shares	May 15, 2020 shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Aug. 28, 2023 shares
Stock Award [Line Items]
Shares of common stock granted			854,756
Net profit														$ 21,719,613	¥ 150
Annual net profit														$ 7,239,871	¥ 50
Incentive shares														5,957,811	5,957,811
Net profit percentage														60.00%	60.00%
Maximum equity awards shares																		5,957,811
Number of restricted shares														1,985,937	1,985,937	1,985,937	1,985,937
Issuance of aggregate stock award	641,067
Percentage of outstanding														1.00%	1.00%
Employee stock award expenses (in Dollars) | $														$ 1,025,646		$ 1,584,443	$ 3,476,058
Restricted Stock [Member]
Stock Award [Line Items]
Restricted common stock						3,951,368
Management Incentive Shares [Member]
Stock Award [Line Items]
Issuance of aggregate stock award														10,257,072	10,257,072
Mr. Henry Yu [Member]
Stock Award [Line Items]
Restricted common stock														5,000	5,000
Mr. Jerry Lewin [Member]
Stock Award [Line Items]
Restricted common stock														5,000	5,000
Ms. Kewa Luo [Member]
Stock Award [Line Items]
Shares of common stock														2,500	2,500
Mr. Jehn Ming Lim [Member]
Stock Award [Line Items]
Shares of common stock								10,000					6,000
Dr. Xueqin Dong [Member]
Stock Award [Line Items]
Shares of common stock											20,000
Management Members And Employees [Member]
Stock Award [Line Items]
Shares of common stock granted		500,000		500,000			588,019		588,019	588,019		238,600
Chief Executive Officer [Member]
Stock Award [Line Items]
Stock option to purchase shares														854,756	854,756
Chief Executive Officer [Member] | Restricted Stock [Member]
Stock Award [Line Items]
Stock option to purchase shares			854,756
Ordinary Shares [Member]
Stock Award [Line Items]
Shares of common stock														1,181,067	1,181,067	20,000	11,685,968
Percentage of outstanding														1.00%	1.00%
Equity Incentive Agreement [Member]
Stock Award [Line Items]
Net profit percentage														60.00%	60.00%
2008 Plan [Member] | General and Administrative Expense [Member]
Stock Award [Line Items]
Employee stock award expenses (in Dollars) | $														$ 6,095,432		$ 5,530,081	$ 6,500,743
2008 Plan [Member] | Restricted Stock [Member]
Stock Award [Line Items]
Number of restricted shares					5,957,811